Financial Risk and Capital Management (Tables)	12 Months Ended
Dec. 31, 2018
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Disclosure of Exposure to Credit Risk and Expected Credit Losses for Accounts Receivables

The following table provides information about the exposure to credit risk and ECLs for accounts receivable as at December 31, 2018.

	Gross carrying amount	Impairment provision on individual basis	Impairment provision on provision matrix basis		Loss allowance
			Weighted - average loss rate	Impairment provision
	RMB	RMB	%	RMB	RMB
Current (not past due)	55,957	50	0.1%	80	130
Within 1 year past due	2,067	80	0.5%	9	89
1 to 2 years past due	496	52	7.4%	33	85
2 to 3 years past due	723	547	35.2%	62	609
Over 3 years past due	3,317	2,830	63.7%	310	3,140

Total	62,560	3,559		494	4,053